UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number:  811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

2960 North Meridian Street Ste. 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

John C. Swhear
Unified Fund Services, Inc.

2960 North Meridian Street Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7425

Date of Reporting Period: July 1, 2008 –June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Fund/Fund Family Name: The Golub Group Equity Fund/Valued Advisers Trust

Date of Fiscal Year End:  1/31

Date of Reporting Period: April 1, 2009 – June 30, 2009

THE GOLUB GROUP EQUITY FUND

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
Caterpillar, Inc.	CAT	149123101	06/10/2009	Report on Lobbying priorities	S	Yes	Against	For Mgmt
Caterpillar, Inc.	CAT	149123101	06/10/2009	Require independent board chairman	S	Yes	For	Against Mgmt
Caterpillar, Inc.	CAT	149123101	06/10/2009	Limitation on compensation consultant services	S	Yes	For	Against Mgmt
Caterpillar, Inc.	CAT	149123101	06/10/2009	Adopt simple majority vote standard	S	Yes	For	Against Mgmt
Caterpillar, Inc.	CAT	149123101	06/10/2009	Report on Foreign Military Sales	S	Yes	Against	For Mgmt
Caterpillar, Inc.	CAT	149123101	06/10/2009	Declassify the Board of Directors	S	Yes	For	Against Mgmt
Caterpillar, Inc.	CAT	149123101	06/10/2009	Require a majority vote for the election of directors	M	Yes	For	Against Mgmt
Caterpillar, Inc.	CAT	149123101	06/10/2009	Ratify Auditors	M	Yes	For	For Mgmt
Caterpillar, Inc.	CAT	149123101	06/10/2009	Elect Directors D. Dickenson, D. Goode, J. Owens & C. Powell	M	Yes	For	For Mgmt
Teva Pharmaceuticals	TEVA	881624209	06/22/2009	Approve final dividend	M	Yes	For	For Mgmt
Teva Pharmaceuticals	TEVA	881624209	06/22/2009	Elect P. Frost, R. Abravanel, E. Kohlberg, Y. Peterburg and E. Vigodman as directors	M	Yes	For	For Mgmt
Teva Pharmaceuticals	TEVA	881624209	06/22/2009	Approve auditors and authorize board to fix their remuneration	M	Yes	For	For Mgmt

*IndexEdge Long-Term Portfolio Fund has yet to commence operations.

**Arrowhead Money Market has yet to commence operations.

 SIGNATURE

                  Pursuant to the requirements of the Investment Company Act of 1940, The Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valued Advisers Trust

By: /s/ Anthony J. Ghoston
     Anthony J. Ghoston, President

Date:  08/13/2009